FAIR VALUE (Details) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable	$ 736,059	$ 434,136	$ 6,391,071
Embedded Derivative Liability			946,046
May 2012 Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		588,313
Embedded Derivative Liability	83,333	588,313
Asher Note [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		150,687
Embedded Derivative Liability	507,830	150,687
French, Patton & Paterson Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		208,664
Embedded Derivative Liability		208,664
Jmj Financial [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded Derivative Liability	995,166
Other Short Term Notes Payable [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		371,968
Short Term Convertible Notes and Fair Value Of Embedded Derivative [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		2,015,509
Embedded Derivative Liability	1,975,080	1,643,541
Hanover PIPE Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		362,791
Embedded Derivative Liability		362,791
Magna Exchange Note [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		333,086
Embedded Derivative Liability		333,086
Redwood Management LLC [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded Derivative Liability	388,751
Common Stock Warrant Liability [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		434,136	6,391,071
Embedded Derivative Liability [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded Derivative Liability		0	946,046
Fair Value, Inputs, Level 1 [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable	0	0
Fair Value, Inputs, Level 1 [Member] | May 2012 Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		0
Embedded Derivative Liability	0	0
Fair Value, Inputs, Level 1 [Member] | Common Stock Warrant Liability [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable	736,059	434,136
Fair Value, Inputs, Level 3 [Member] | May 2012 Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		588,313
Embedded Derivative Liability	83,333	588,313
Fair Value, Inputs, Level 3 [Member] | Asher Note [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		150,687
Embedded Derivative Liability	507,830	150,687
Fair Value, Inputs, Level 3 [Member] | French, Patton & Paterson Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		208,664
Embedded Derivative Liability		208,664
Fair Value, Inputs, Level 3 [Member] | Jmj Financial [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded Derivative Liability	995,166
Fair Value, Inputs, Level 3 [Member] | Short Term Convertible Notes and Fair Value Of Embedded Derivative [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded Derivative Liability	1,975,080	1,643,541
Fair Value, Inputs, Level 3 [Member] | Hanover PIPE Notes [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		362,791
Embedded Derivative Liability		362,791
Fair Value, Inputs, Level 3 [Member] | Magna Exchange Note [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		333,086
Embedded Derivative Liability		333,086
Fair Value, Inputs, Level 3 [Member] | Redwood Management LLC [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded Derivative Liability	388,751
Fair Value, Inputs, Level 3 [Member] | Common Stock Warrant Liability [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Common stock warrant liability, warrants exercisable		434,136	6,391,071
Fair Value, Inputs, Level 3 [Member] | Embedded Derivative Liability [Member]
Fair Value, Instruments Classified in Shareholders Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Embedded Derivative Liability			$ 946,046